ORGANIZATION AND BASIS OF PRESENTATION (Details Narrative) - USD ($)	3 Months Ended
	Mar. 31, 2018	Mar. 31, 2017	Dec. 31, 2017
Accounting Policies [Abstract]
Net loss	$ (2,286,848)	$ (1,059,910)
Net cash used in operations	(297,532)	$ (403,269)
Accumulated deficit	(25,141,404)		$ (22,854,556)
Members' deficit	(399,920)		$ (681,043)
Working capital deficit	$ (491,154)